UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Bond Fund

Annual Report
5.31.13

A look at performance

Total returns for the period ended May 31, 2013

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-13	5-31-13

Class A	3.06	7.80	5.51	3.06	45.61	71.00	2.80	2.75

Class B	2.18	7.74	5.41	2.18	45.19	69.33	2.23	2.18

Class C	6.11	8.04	5.26	6.11	47.21	67.00	2.22	2.17

Class I2	8.27	9.25	6.45	8.27	55.65	86.85	3.29	3.24

Class R2[2,3]	8.09	8.84	6.00	8.09	52.71	79.13	2.85	2.80

Class R6[2,3]	8.42	9.33	6.51	8.42	56.20	87.84	3.36	3.31

Index†	1.19	5.69	4.58	1.19	31.88	56.43	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A, Class B, Class C, Class I, Class R2, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2*	Class R6
Net (%)	1.01	1.71	1.71	0.61	1.04	0.54
Gross (%)	1.06	1.76	1.76	0.66	1.09	0.59

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Government/Credit Bond Index.

See the following page for footnotes.

6	Bond Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	5-31-03	$16,933	$16,933	$15,643

Class C4	5-31-03	16,700	16,700	15,643

Class I2	5-31-03	18,685	18,685	15,643

Class R2[2]	5-31-03	17,913	17,913	15,643

Class R6[2]	5-31-03	18,784	18,784	15,643

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2 For certain types of investors as described in the fund’s prospectuses.
3 Class R6 shares and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.
4 The contingent deferred sales charge is not applicable.

Annual report | Bond Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective May 15, 2013, Barry Evans relinquished his role as portfolio manager on the fund, as he assumes a new leadership role as president of John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. The fund continues to be managed by Howard Greene and Jeffrey Given.

Performance in fixed-income markets was mixed over the past year, with U.S. Treasuries and AAA-rated debt significantly underperforming more speculative sectors of the market. The Barclays U.S. Aggregate Bond Index, a broad measure of domestic bond-market performance, returned 0.91% for the 12-month period. Corporate bonds generally outperformed government debt, with high-yield bonds leading the market. Certain securitized sectors, including segments of the mortgage-backed securities market, also posted strong returns.

For the year ended May 31, 2013, John Hancock Bond Fund’s Class A shares posted a total return of 7.93%, excluding sales charges. By comparison, the fund’s benchmark, the Barclays Government/Credit Bond Index, returned 1.19%, and the fund’s peer group, the Morningstar, Inc. intermediate-term bond fund category, posted an average return of 3.48%.† Our decision to continue to avoid U.S. Treasuries in favor of high-yield bonds and certain mortgage-backed securities was the primary driver of the fund’s outperformance. U.S. Treasury yields had hit record lows in July 2012, and with the economy continuing to improve, we believed the risks of higher interest rates far outweighed the potential rewards. This turned out to be the right call for the fund: Interest rates have crept steadily higher in 2013, and Treasuries—whose prices are driven almost entirely by interest-rate movements—posted sizeable losses. Meanwhile, the high-yield market posted robust gains during the period amid strong demand, and our sizable position benefited performance. The fund’s allocation to nonagency residential mortgage-backed securities also performed well. When the housing market began to correct, this sector sold off dramatically. While we don’t necessarily believe these securities will return to par, the default and foreclosure rates affiliated with these securities have been declining, and the cash flow has been solid.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,019.10	$4.88

Class B	1,000.00	1,015.60	8.39

Class C	1,000.00	1,015.50	8.39

Class I	1,000.00	1,021.00	2.97

Class R2	1,000.00	1,020.10	5.09

Class R6	1,000.00	1,021.40	2.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,020.10	$4.89

Class B	1,000.00	1,016.60	8.40

Class C	1,000.00	1,016.60	8.40

Class I	1,000.00	1,022.00	2.97

Class R2	1,000.00	1,019.90	5.09

Class R6	1,000.00	1,022.30	2.62

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.97%, 1.67%, 1.67%, 0.59%, 1.01%, and 0.52% for Class A, Class B, Class C, Class I, Class R2, and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Bond Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	47.0%	Capital Preferred Securities	1.2%

Collateralized Mortgage Obligations	16.7%	Term Loans	0.6%

U.S. Government Agency	16.4%	Foreign Government Obligations	0.2%

U.S. Government	7.6%	Municipal Bonds	0.1%

Asset Backed Securities	7.2%	Convertible Bonds	0.1%

Preferred Securities	1.2%	Short-Term Investments & Other	1.7%

Quality Composition[1,2]

U.S. Government Agency	16.4%	BBB	27.6%

U.S. Government	7.6%	BB	10.6%

U.S. Government Agency Collateralized		B	9.6%
Mortgage Obligations	4.5%
		CCC & Below	7.7%
AAA	3.4%
		Not Rated	0.6%
AA	2.6%
		Equity	1.2%
A	6.5%
		Short-Term Investments & Other	1.7%

1 As a percentage of net assets on 5-31-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

Annual report | Bond Fund	11

Fund’s investments

As of 5-31-13

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 47.0%			$917,347,180

(Cost $870,566,140)

Consumer Discretionary 5.6%				108,855,424

Auto Components 0.2%

Allison Transmission, Inc. (S)	7.125	05-15-19	1,925,000	2,069,375

American Axle & Manufacturing, Inc.	6.625	10-15-22	320,000	344,400

Schaeffler Finance BV (S)	4.750	05-15-21	650,000	638,625

Automobiles 1.3%

Ford Motor Company	4.750	01-15-43	2,395,000	2,233,953

Ford Motor Company	6.625	10-01-28	645,000	746,629

Ford Motor Credit Company LLC	5.000	05-15-18	2,890,000	3,186,121

Ford Motor Credit Company LLC	5.875	08-02-21	9,305,000	10,612,250

Ford Motor Credit Company LLC	8.000	12-15-16	2,885,000	3,464,219

General Motors Financial Company, Inc. (S)	3.250	05-15-18	630,000	624,488

General Motors Financial Company, Inc. (S)	4.250	05-15-23	785,000	765,375

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,585,000	1,700,188

Kia Motors Corp. (S)	3.625	06-14-16	1,515,000	1,586,955

Distributors 0.1%

Burlington Holdings LLC, PIK (S)	9.000	02-15-18	1,020,000	1,036,575

Hotels, Restaurants & Leisure 1.5%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 3,275,000	1,587,193

CCM Merger, Inc. (S)	9.125	05-01-19	2,495,000	2,732,025

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)	10.500	07-01-19	1,655,000	1,837,050

Greektown Superholdings, Inc.	13.000	07-01-15	2,440,000	2,616,900

Landry’s, Inc. (S)	9.375	05-01-20	2,610,000	2,838,375

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,195,000	1,159,150

Marina District Finance Company, Inc.	9.500	10-15-15	1,775,000	1,859,313

MGM Resorts International	8.625	02-01-19	1,430,000	1,690,975

RHP Hotel Properties LP (S)	5.000	04-15-21	510,000	517,650

Rivers Pittsburgh Borrower LP (S)	9.500	06-15-19	830,000	913,000

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,594,000	2,840,430

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	1,555,000	1,659,963

Station Casinos LLC (S)	7.500	03-01-21	2,020,000	2,115,950

Sugarhouse HSP Gaming Property Mezzanine
LP (S)	6.375	06-01-21	980,000	984,900

Waterford Gaming LLC (S)	8.625	09-15-14	616,528	274,033

Wok Acquisition Corp. (S)	10.250	06-30-20	2,040,000	2,284,800

Wynn Las Vegas LLC (S)	4.250	05-30-23	2,345,000	2,280,513

12	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Household Durables 0.2%

American Standard Americas (S)	10.750	01-15-16	820,000	$856,900

Arcelik AS (S)	5.000	04-03-23	1,650,000	1,658,250

Toll Brothers Finance Corp.	4.375	04-15-23	770,000	777,700

Internet & Catalog Retail 0.3%

Expedia, Inc.	5.950	08-15-20	2,275,000	2,528,640

QVC, Inc. (S)	4.375	03-15-23	2,170,000	2,184,318

QVC, Inc.	5.125	07-02-22	1,420,000	1,519,217

Media 0.9%

AMC Entertainment, Inc.	8.750	06-01-19	880,000	965,800

CBS Corp.	7.875	07-30-30	3,305,000	4,373,500

Cinemark USA, Inc. (S)	4.875	06-01-23	1,780,000	1,773,325

Cinemark USA, Inc.	7.375	06-15-21	925,000	1,033,688

Cinemark USA, Inc.	8.625	06-15-19	870,000	976,140

Cogeco Cable, Inc. (S)	4.875	05-01-20	710,000	708,225

CSC Holdings LLC	7.875	02-15-18	1,675,000	1,968,125

MDC Partners, Inc. (S)	6.750	04-01-20	400,000	409,000

News America, Inc.	6.150	03-01-37	975,000	1,125,694

News America, Inc.	6.400	12-15-35	705,000	834,616

Time Warner Cable, Inc.	8.250	04-01-19	2,360,000	3,042,321

Multiline Retail 0.1%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	2,333,000	2,683,141

Specialty Retail 0.8%

AutoNation, Inc.	5.500	02-01-20	2,185,000	2,381,650

CST Brands, Inc. (S)	5.000	05-01-23	970,000	979,700

Hillman Group, Inc.	10.875	06-01-18	2,205,000	2,436,525

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	2,915,000	3,100,831

Limited Brands, Inc.	6.625	04-01-21	3,585,000	4,095,863

New Look Bondco I PLC (S)	8.375	05-14-18	855,000	833,625

Toys R Us Property Company II LLC	8.500	12-01-17	655,000	693,481

Toys R Us, Inc.	10.375	08-15-17	1,235,000	1,349,238

Textiles, Apparel & Luxury Goods 0.2%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	3,910,000	4,364,538

Consumer Staples 2.5%				48,150,479

Beverages 0.2%

Ajecorp BV (S)	6.500	05-14-22	2,145,000	2,316,600

Michael Foods Holding, Inc., PIK (S)	8.500	07-15-18	510,000	538,050

Food & Staples Retailing 0.8%

Rite Aid Corp.	9.250	03-15-20	3,850,000	4,345,688

Safeway, Inc.	4.750	12-01-21	925,000	981,972

Safeway, Inc.	5.000	08-15-19	5,820,000	6,422,062

Safeway, Inc.	7.250	02-01-31	1,315,000	1,511,581

Tops Holding Corp. (S)	8.875	12-15-17	960,000	1,056,000

Tops Holding II Corp., PIK (S)	8.750	06-15-18	1,725,000	1,737,938

Food Products 0.7%

B&G Foods, Inc. (C)	4.625	06-01-21	1,390,000	1,390,000

Bunge, Ltd. Finance Corp.	8.500	06-15-19	2,236,000	2,864,287

ConAgra Foods, Inc.	3.200	01-25-23	2,065,000	2,037,765

See notes to financial statements	Annual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Food Products (continued)

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	2,205,000	$2,320,763

KazAgro National Management Holding JSC (S)	4.625	05-24-23	1,385,000	1,321,108

Simmons Foods, Inc. (S)	10.500	11-01-17	3,495,000	3,739,650

Household Products 0.3%

Harbinger Group, Inc. (S)	7.875	07-15-19	2,555,000	2,721,075

The Sun Products Corp. (S)	7.750	03-15-21	1,890,000	1,908,900

YCC Holdings LLC, PIK	10.250	02-15-16	2,070,000	2,129,533

Personal Products 0.1%

Revlon Consumer Products Corp. (S)	5.750	02-15-21	2,000,000	2,035,000

Tobacco 0.4%

Alliance One International, Inc.	10.000	07-15-16	4,975,000	5,229,969

Vector Group, Ltd. (S)	7.750	02-15-21	1,445,000	1,542,538

Energy 4.5%				88,318,848

Energy Equipment & Services 0.6%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,790,000	3,903,700

Exterran Partners LP (S)	6.000	04-01-21	670,000	686,750

Offshore Group Investment, Ltd. (S)	7.125	04-01-23	1,690,000	1,744,925

Precision Drilling Corp.	6.625	11-15-20	1,405,000	1,503,350

Rowan Companies, Inc.	4.875	06-01-22	1,990,000	2,133,965

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,180,000	1,268,500

Gas Utilities 0.3%

DCP Midstream LLC (P)(S)	5.850	05-21-43	2,710,000	2,716,775

DCP Midstream LLC (S)	9.750	03-15-19	2,675,000	3,531,265

Oil, Gas & Consumable Fuels 3.6%

Afren PLC (S)	10.250	04-08-19	1,260,000	1,482,188

Afren PLC (S)	11.500	02-01-16	1,200,000	1,410,120

BreitBurn Energy Partners LP	7.875	04-15-22	1,250,000	1,356,250

CNOOC Finance 2013, Ltd.	3.000	05-09-23	1,625,000	1,545,367

DCP Midstream Operating LP	3.875	03-15-23	1,500,000	1,474,029

Energy Transfer Partners LP	5.200	02-01-22	915,000	1,009,130

Energy Transfer Partners LP	9.700	03-15-19	2,140,000	2,856,508

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	4,085,000	4,422,013

EP Energy LLC	7.750	09-01-22	1,145,000	1,276,675

EV Energy Partners LP	8.000	04-15-19	2,370,000	2,435,175

Goodrich Petroleum Corp.	8.875	03-15-19	1,143,000	1,174,433

Halcon Resources Corp.	8.875	05-15-21	880,000	895,400

Hess Corp.	8.125	02-15-19	4,211,000	5,425,014

Kerr-McGee Corp.	6.950	07-01-24	3,290,000	4,061,028

Kinder Morgan Energy Partners LP	7.750	03-15-32	1,090,000	1,425,693

Linn Energy LLC (S)	6.250	11-01-19	3,025,000	3,047,688

Lukoil International Finance BV (S)	3.416	04-24-18	4,655,000	4,655,000

MarkWest Energy Partners LP	6.500	08-15-21	1,414,000	1,530,655

Midstates Petroleum Company, Inc. (S)	9.250	06-01-21	3,160,000	3,160,000

Newfield Exploration Company	5.750	01-30-22	1,490,000	1,594,300

NuStar Logistics LP	8.150	04-15-18	1,446,000	1,639,081

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	1,920,000	1,934,400

14	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Penn Virginia Corp. (S)	8.500	05-01-20	1,330,000	$1,330,000

Petrobras Global Finance BV	4.375	05-20-23	2,590,000	2,499,441

Petroleos de Venezuela SA	5.375	04-12-27	2,900,000	1,892,250

Petroleos Mexicanos	4.875	01-24-22	1,475,000	1,570,875

Rex Energy Corp. (S)	8.875	12-01-20	1,490,000	1,594,300

Targa Resources Partners LP	6.375	08-01-22	1,315,000	1,426,775

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	3,910,000	4,187,340

Williams Partners LP	5.250	03-15-20	4,060,000	4,573,602

WPX Energy, Inc.	6.000	01-15-22	1,805,000	1,944,888

Financials 16.1%				314,665,850

Capital Markets 2.7%

Jefferies Group, Inc.	6.875	04-15-21	3,720,000	4,334,730

Jefferies Group, Inc.	8.500	07-15-19	1,965,000	2,485,725

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	2,615,000	2,641,150

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,255,000	1,406,502

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,495,000	1,634,318

Morgan Stanley	4.100	05-22-23	4,060,000	3,895,676

Morgan Stanley	5.500	01-26-20	3,210,000	3,623,682

Morgan Stanley	5.550	04-27-17	3,980,000	4,448,398

Morgan Stanley	5.750	01-25-21	3,130,000	3,571,083

Morgan Stanley	7.300	05-13-19	6,640,000	8,142,752

The Goldman Sachs Group, Inc.	5.250	07-27-21	7,400,000	8,254,397

The Goldman Sachs Group, Inc.	5.750	01-24-22	6,930,000	7,943,533

Commercial Banks 2.3%

Abbey National Treasury Services PLC	4.000	04-27-16	2,750,000	2,944,070

Banco de Credito del Peru (S)	4.250	04-01-23	1,052,000	1,030,960

Barclays Bank PLC (S)	10.179	06-12-21	1,395,000	1,855,043

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	2,940,000	2,932,650

First Horizon National Corp.	5.375	12-15-15	1,815,000	1,983,403

HBOS PLC (S)	6.000	11-01-33	3,110,000	3,028,331

ICICI Bank, Ltd. (S)	4.700	02-21-18	2,325,000	2,443,238

ICICI Bank, Ltd. (S)	5.750	11-16-20	2,410,000	2,616,067

Nordea Bank AB (S)	3.125	03-20-17	4,195,000	4,430,860

PNC Financial Services Group, Inc. (4.850% to
6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	2,150,000	2,133,875

Regions Financial Corp.	7.750	11-10-14	394,000	428,546

Royal Bank of Scotland Group PLC	6.125	12-15-22	2,420,000	2,496,366

Santander Holdings USA, Inc.	4.625	04-19-16	555,000	593,867

Sberbank of Russia (S)	6.125	02-07-22	1,800,000	1,984,500

Swedbank AB (S)	2.125	09-29-17	2,660,000	2,696,070

Synovus Financial Corp.	7.875	02-15-19	1,075,000	1,217,438

VTB Bank OJSC (9.500% to 12-6-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	2,065,000	2,214,713

Wachovia Bank NA	5.850	02-01-37	1,915,000	2,261,793

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	4,717,000	5,524,786

See notes to financial statements	Annual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Consumer Finance 0.6%

Capital One Financial Corp.	4.750	07-15-21	3,250,000	$3,631,638

Discover Bank	7.000	04-15-20	1,340,000	1,624,612

Discover Financial Services	5.200	04-27-22	2,795,000	3,081,004

DTEK Finance PLC (S)	7.875	04-04-18	2,860,000	2,838,550

Diversified Financial Services 3.8%

Alfa Bank OJSC (S)	7.750	04-28-21	695,000	772,145

Banco Santander Brasil SA (S)	8.000	03-18-16	BRL 6,000,000	2,810,066

Bank of America Corp.	3.300	01-11-23	1,645,000	1,595,958

Bank of America Corp.	5.000	05-13-21	4,855,000	5,383,918

Bank of America Corp.	5.700	01-24-22	2,765,000	3,179,073

Bank of America Corp.	6.500	08-01-16	1,595,000	1,823,967

Bank of America NA	5.300	03-15-17	895,000	993,369

Bank of Ceylon (S)	6.875	05-03-17	1,425,000	1,480,219

General Electric Capital Corp. (P)	0.755	08-15-36	2,745,000	2,227,581

General Electric Capital Corp.	4.375	09-16-20	1,610,000	1,762,470

General Electric Capital Corp.	5.300	02-11-21	880,000	994,019

General Electric Capital Corp.	5.550	05-04-20	4,270,000	5,005,990

General Electric Capital Corp.	5.875	01-14-38	665,000	760,508

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	3,750,000	4,387,500

ING US, Inc. (P)(S)	5.650	05-15-53	1,760,000	1,768,800

Intercorp Retail Trust (S)	8.875	11-14-18	750,000	845,625

International Lease Finance Corp. (S)	7.125	09-01-18	1,435,000	1,691,506

iPayment, Inc.	10.250	05-15-18	2,810,000	2,500,900

JPMorgan Chase & Company	4.625	05-10-21	5,965,000	6,573,221

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	2,840,000	3,315,700

Merrill Lynch & Company, Inc.	6.875	04-25-18	4,365,000	5,203,512

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,395,000	1,749,729

Rabobank Nederland NV	3.950	11-09-22	1,050,000	1,046,620

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,579,000	4,795,860

SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,216,000	1,273,760

Springleaf Finance Corp. (S)	6.000	06-01-20	2,285,000	2,205,025

The Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,384,577

UBS AG	7.625	08-17-22	2,555,000	2,916,614

USB Realty Corp. (P)(Q)(S)	1.424	01-15-17	2,900,000	2,588,250

Insurance 3.2%

Aflac, Inc.	8.500	05-15-19	2,405,000	3,204,035

American International Group, Inc.	8.250	08-15-18	1,365,000	1,736,021

Aon PLC	4.250	12-12-42	1,580,000	1,482,196

AXA SA	8.600	12-15-30	1,695,000	2,189,148

CNA Financial Corp.	5.875	08-15-20	1,690,000	1,981,816

CNA Financial Corp.	7.250	11-15-23	3,415,000	4,297,812

CNO Financial Group, Inc. (S)	6.375	10-01-20	820,000	888,675

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	4,665,000	4,507,556

Hartford Financial Services Group, Inc.	5.500	03-30-20	1,045,000	1,216,118

Hartford Financial Services Group, Inc.	6.000	01-15-19	474,000	559,032

16	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Insurance (continued)

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	4,540,000	$4,947,924

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	3,235,000	3,865,825

Lincoln National Corp.	8.750	07-01-19	1,955,000	2,605,763

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,275,000	2,320,500

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	915,000	951,600

MetLife, Inc.	6.400	12-15-36	1,940,000	2,192,200

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	1,795,000	1,839,843

Onex USI Aquisition Corp. (S)	7.750	01-15-21	2,265,000	2,327,288

Pacific LifeCorp. (S)	6.000	02-10-20	1,190,000	1,347,535

Prudential Financial, Inc. (P)	5.200	03-15-44	760,000	771,400

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,555,000	2,762,594

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	3,225,000	4,253,988

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	2,475,000	2,784,375

The Hanover Insurance Group, Inc.	6.375	06-15-21	735,000	838,085

Unum Group	7.125	09-30-16	1,785,000	2,071,139

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	2,375,000	2,526,720

WR Berkley Corp.	5.375	09-15-20	1,605,000	1,786,861

Real Estate Investment Trusts 3.0%

Boston Properties LP	3.700	11-15-18	1,075,000	1,169,294

Brandywine Operating Partnership LP	7.500	05-15-15	1,755,000	1,959,842

Corrections Corp. of America (S)	4.625	05-01-23	2,235,000	2,268,525

DDR Corp.	4.625	07-15-22	535,000	572,476

DDR Corp.	7.500	04-01-17	4,850,000	5,764,007

DDR Corp.	7.875	09-01-20	715,000	911,294

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	3,120,000	3,572,169

Health Care REIT, Inc.	4.950	01-15-21	1,095,000	1,210,182

Health Care REIT, Inc.	6.125	04-15-20	4,995,000	5,874,610

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,120,000	2,416,312

Highwoods Realty LP	5.850	03-15-17	4,325,000	4,824,490

Host Hotels & Resorts LP	3.750	10-15-23	1,085,000	1,062,919

Host Hotels & Resorts LP	5.250	03-15-22	2,420,000	2,656,700

MPT Operating Partnership LP	6.375	02-15-22	1,685,000	1,845,075

MPT Operating Partnership LP	6.875	05-01-21	1,025,000	1,132,625

ProLogis International Funding II (S)	4.875	02-15-20	1,055,000	1,076,318

ProLogis LP	4.500	08-15-17	295,000	321,565

ProLogis LP	6.250	03-15-17	2,505,000	2,860,174

SL Green Realty Corp.	7.750	03-15-20	1,812,000	2,218,872

Ventas Realty LP	2.700	04-01-20	1,495,000	1,424,583

Ventas Realty LP	4.000	04-30-19	1,985,000	2,146,728

Ventas Realty LP	4.750	06-01-21	4,815,000	5,267,586

WEA Finance LLC (S)	6.750	09-02-19	1,520,000	1,866,639

Weyerhaeuser Company	7.375	03-15-32	3,410,000	4,520,282

See notes to financial statements	Annual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Management & Development 0.2%

CBRE Services, Inc.	5.000	03-15-23	930,000	$927,675

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	1,270,000	1,193,800

NANA Development Corp. (S)	9.500	03-15-19	1,785,000	1,834,088

Thrifts & Mortgage Finance 0.3%

Nationstar Mortgage LLC (S)	7.875	10-01-20	2,050,000	2,244,750

Nationstar Mortgage LLC (S)	9.625	05-01-19	1,755,000	2,007,375

Nationstar Mortgage LLC	10.875	04-01-15	2,690,000	2,848,038

Health Care 1.3%				25,753,104

Health Care Equipment & Supplies 0.4%

Alere, Inc. (S)	6.500	06-15-20	860,000	864,300

Alere, Inc. (S)	7.250	07-01-18	2,250,000	2,441,250

Alere, Inc.	8.625	10-01-18	1,385,000	1,499,263

DJO Finance LLC	9.875	04-15-18	460,000	504,850

MModal, Inc. (S)	10.750	08-15-20	3,245,000	2,758,250

Health Care Providers & Services 0.6%

BioScrip, Inc.	10.250	10-01-15	1,260,000	1,323,000

Catalent Pharma Solutions, Inc. (S)	7.875	10-15-18	745,000	756,175

HCA, Inc.	7.500	02-15-22	1,855,000	2,161,075

Medco Health Solutions, Inc.	7.125	03-15-18	2,445,000	3,007,140

National Mentor Holdings, Inc. (S)	12.500	02-15-18	3,385,000	3,681,188

Pharmaceuticals 0.3%

Endo Health Solutions, Inc.	7.250	01-15-22	2,295,000	2,472,863

Mylan, Inc. (S)	7.875	07-15-20	3,685,000	4,283,750

Industrials 6.2%				121,423,212

Aerospace & Defense 0.9%

Bombardier, Inc. (S)	7.750	03-15-20	1,190,000	1,392,300

Ducommun, Inc.	9.750	07-15-18	295,000	327,450

Embraer Overseas, Ltd.	6.375	01-15-20	1,585,000	1,824,335

Huntington Ingalls Industries, Inc.	7.125	03-15-21	2,090,000	2,293,775

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	3,000,000	3,270,000

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	4,770,000	4,364,550

Textron, Inc.	5.600	12-01-17	2,195,000	2,451,771

Textron, Inc.	7.250	10-01-19	1,440,000	1,751,268

Airlines 2.2%

Air Canada 2013-1 Class A Pass Through
Trust (S)	4.125	05-15-25	815,000	834,356

Air Canada 2013-1 Class B Pass Through
Trust (S)	5.375	05-15-21	580,000	600,300

America West Airlines 2000-1 Pass
Through Trust	8.057	07-02-20	662,004	741,444

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	4,785,132	5,096,166

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	1,996,667	2,176,367

18	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	534,985	$581,155

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	953,928	1,070,784

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	305,434	326,814

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	2,324,702	2,638,537

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	752,401	825,760

Continental Airlines 2012-1 Class B Pass
Through Trust	6.250	04-11-20	1,325,000	1,421,063

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	3,389,704	3,762,571

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	4,606,643	5,372,728

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	832,716	932,642

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,515,083	1,693,105

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	718,456	766,306

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	1,733,601	1,941,633

UAL 2007-1 Class C Pass Through Trust (P)	2.758	07-02-14	3,661,723	3,634,260

UAL 2009-1 Pass Through Trust	10.400	11-01-16	498,530	579,391

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,525,603	1,762,072

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	1,615,489	1,809,348

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	983,225	1,098,754

US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	2,875,000	2,954,063

Building Products 0.6%

Masco Corp.	7.125	03-15-20	1,555,000	1,821,637

Owens Corning	4.200	12-15-22	3,010,000	3,098,467

Ply Gem Industries, Inc.	9.375	04-15-17	455,000	495,950

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	2,145,000	2,445,300

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,440,000	2,781,600

Commercial Services & Supplies 0.5%

Ahern Rentals, Inc. (S)	9.500	06-15-18	1,380,000	1,380,000

Casella Waste Systems, Inc.	7.750	02-15-19	2,335,000	2,241,600

Garda World Security Corp. (S)	9.750	03-15-17	535,000	573,788

Iron Mountain, Inc.	5.750	08-15-24	2,330,000	2,359,125

Safway Group Holding LLC (S)	7.000	05-15-18	1,075,000	1,080,375

Steelcase, Inc.	6.375	02-15-21	2,525,000	2,749,839

Construction & Engineering 0.3%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	2,325,000	2,499,375

Empresas ICA SAB de CV (S)	8.375	07-24-17	650,000	552,500

Tutor Perini Corp.	7.625	11-01-18	3,045,000	3,212,475

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	1,460,000	1,573,150

See notes to financial statements	Annual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Industrial Conglomerates 0.5%

General Electric Company	4.125	10-09-42	1,215,000	$1,162,688

KOC Holding AS (S)	3.500	04-24-20	2,385,000	2,270,520

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,725,000	2,915,750

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	970,000	1,025,290

Odebrecht Finance, Ltd. (S)	8.250	04-25-18	BRL 2,850,000	1,370,576

Tenedora Nemak SA de CV (S)	5.500	02-28-23	1,380,000	1,407,600

Marine 0.2%

Navios South American Logistics, Inc. (S)	9.250	04-15-19	1,405,000	1,527,938

Navios South American Logistics, Inc.	9.250	04-15-19	2,505,000	2,724,188

Road & Rail 0.5%

Penske Truck Leasing Company LP (S)	2.875	07-17-18	3,040,000	3,133,085

Penske Truck Leasing Company LP (S)	3.750	05-11-17	2,515,000	2,684,793

The Hertz Corp.	6.750	04-15-19	1,600,000	1,738,000

The Kenan Advantage Group, Inc. (S)	8.375	12-15-18	2,335,000	2,498,450

Trading Companies & Distributors 0.4%

Air Lease Corp.	4.500	01-15-16	535,000	548,375

Air Lease Corp.	6.125	04-01-17	1,200,000	1,293,000

Aircastle, Ltd.	6.250	12-01-19	1,360,000	1,472,200

Aircastle, Ltd.	6.750	04-15-17	795,000	874,500

Aircastle, Ltd.	7.625	04-15-20	885,000	1,015,538

Glencore Funding LLC (S)	4.125	05-30-23	2,625,000	2,600,472

Information Technology 0.5%				10,374,901

IT Services 0.3%

Brightstar Corp. (S)	9.500	12-01-16	2,975,000	3,235,313

Global Generations Merger Sub, Inc. (S)	11.000	12-15-20	1,875,000	2,156,250

Software 0.2%

Aspect Software, Inc.	10.625	05-15-17	3,170,000	3,304,725

First Data Corp. (S)	11.750	08-15-21	1,735,000	1,678,613

Materials 4.4%				84,809,663

Chemicals 1.1%

Braskem Finance, Ltd. (S)	7.000	05-07-20	3,050,000	3,416,000

CF Industries, Inc.	7.125	05-01-20	3,500,000	4,347,179

EuroChem Mineral & Chemical Company
OJSC (S)	5.125	12-12-17	1,095,000	1,108,961

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,920,000	2,237,760

LyondellBasell Industries NV	5.000	04-15-19	7,070,000	7,987,530

Nufarm Australia, Ltd. (S)	6.375	10-15-19	1,005,000	1,030,125

Polymer Group, Inc.	7.750	02-01-19	540,000	581,850

Rain CII Carbon LLC (S)	8.250	01-15-21	1,225,000	1,310,750

Construction Materials 0.4%

American Gilsonite Company (S)	11.500	09-01-17	2,785,000	2,986,913

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	2,220,000	2,399,447

Severstal Columbus LLC	10.250	02-15-18	490,000	524,300

Vulcan Materials Company	7.500	06-15-21	630,000	743,400

20	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Containers & Packaging 0.5%

ARD Finance SA, PIK (S)	11.125	06-01-18	1,620,384	$1,774,320

Consolidated Container Company LLC (S)	10.125	07-15-20	2,011,000	2,267,403

Pretium Packaging LLC	11.500	04-01-16	780,000	842,400

Rock-Tenn Company	4.000	03-01-23	3,280,000	3,313,289

Tekni-Plex, Inc. (S)	9.750	06-01-19	1,625,000	1,820,000

Metals & Mining 1.8%

Allegheny Technologies, Inc.	5.950	01-15-21	965,000	1,061,393

Allegheny Technologies, Inc.	9.375	06-01-19	5,025,000	6,338,289

ArcelorMittal	10.350	06-01-19	1,695,000	2,097,563

Barrick Gold Corp. (S)	4.100	05-01-23	2,335,000	2,223,020

Commercial Metals Company	7.350	08-15-18	1,570,000	1,766,250

Edgen Murray Corp. (S)	8.750	11-01-20	1,810,000	1,886,925

Evraz Group SA (S)	6.500	04-22-20	3,000,000	2,913,750

Gerdau Trade, Inc. (S)	4.750	04-15-23	1,550,000	1,522,650

JMC Steel Group (S)	8.250	03-15-18	1,025,000	1,037,813

Metinvest BV (S)	8.750	02-14-18	2,330,000	2,330,000

OJSC Novolipetsk Steel (S)	4.450	02-19-18	1,050,000	1,031,625

Rain CII Carbon LLC (S)	8.000	12-01-18	2,070,000	2,194,200

SunCoke Energy, Inc.	7.625	08-01-19	1,606,000	1,718,420

Thompson Creek Metals Company, Inc.	7.375	06-01-18	2,005,000	1,814,525

Vedanta Resources PLC (S)	7.125	05-31-23	2,050,000	2,047,222

Walter Energy, Inc. (S)	9.875	12-15-20	1,820,000	1,942,850

Paper & Forest Products 0.6%

Georgia-Pacific LLC (S)	5.400	11-01-20	2,680,000	3,107,873

Georgia-Pacific LLC	7.250	06-01-28	900,000	1,157,268

International Paper Company	9.375	05-15-19	1,950,000	2,645,263

Neenah Paper, Inc. (S)	5.250	05-15-21	980,000	984,900

Westvaco Corp.	7.950	02-15-31	3,515,000	4,296,237

Telecommunication Services 3.0%				59,389,125

Diversified Telecommunication Services 2.0%

American Tower Corp.	4.700	03-15-22	2,210,000	2,350,202

CenturyLink, Inc.	5.625	04-01-20	950,000	982,063

CenturyLink, Inc.	5.800	03-15-22	2,915,000	2,980,588

CenturyLink, Inc.	6.450	06-15-21	1,880,000	2,016,300

CenturyLink, Inc.	7.600	09-15-39	1,645,000	1,645,000

Crown Castle Towers LLC (S)	4.883	08-15-20	3,275,000	3,641,944

Crown Castle Towers LLC (S)	6.113	01-15-20	2,390,000	2,829,206

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	3,440,000	3,436,643

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,625,000	3,974,156

Intelsat Luxembourg SA (S)	7.750	06-01-21	1,935,000	2,034,169

Oi SA (S)	9.750	09-15-16	BRL 3,440,000	1,654,309

PAETEC Holding Corp.	9.875	12-01-18	2,119,000	2,410,363

Telecom Italia Capital SA	6.999	06-04-18	2,130,000	2,473,424

Telecom Italia Capital SA	7.200	07-18-36	1,790,000	1,856,264

Telefonica Emisiones SAU	6.421	06-20-16	4,620,000	5,169,082

Wind Acquisition Finance SA (S)	6.500	04-30-20	615,000	631,913

See notes to financial statements	Annual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Wireless Telecommunication Services 1.0%

Clearwire Communications LLC (S)	12.000	12-01-15	1,805,000	$1,929,184

Digicel Group, Ltd. (S)	8.250	09-30-20	2,455,000	2,614,575

Digicel, Ltd. (S)	7.000	02-15-20	580,000	601,750

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	1,200,000	1,257,000

Millicom International Cellular SA (S)	4.750	05-22-20	1,485,000	1,453,163

SBA Tower Trust (S)	2.933	12-15-17	2,220,000	2,265,965

SBA Tower Trust (S)	3.598	04-15-18	2,545,000	2,549,802

SBA Tower Trust (S)	5.101	04-17-17	2,090,000	2,306,108

Softbank Corp. (S)	4.500	04-15-20	2,800,000	2,843,691

Verizon New York, Inc.	7.000	12-01-33	1,450,000	1,482,261

Utilities 2.9%				55,606,574

Electric Utilities 1.7%

Beaver Valley II Funding Corp.	9.000	06-01-17	1,344,000	1,373,043

BVPS II Funding Corp.	8.890	06-01-17	1,308,000	1,409,612

Commonwealth Edison Company	5.800	03-15-18	1,765,000	2,089,617

DPL, Inc.	7.250	10-15-21	2,975,000	3,213,000

Electricite de France SA (5.250% to 1-29-23,
then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	1,330,000	1,334,988

FirstEnergy Corp.	4.250	03-15-23	3,910,000	3,860,159

Ipalco Enterprises, Inc.	5.000	05-01-18	3,015,000	3,241,125

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,720,000	3,072,779

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	1,355,000	1,456,625

PNM Resources, Inc.	9.250	05-15-15	3,860,000	4,381,100

PNPP II Funding Corp.	9.120	05-30-16	544,000	564,680

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%)	6.700	03-30-67	2,860,000	3,045,900

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	1,710,000	1,915,200

W3A Funding Corp.	8.090	01-02-17	1,206,010	1,231,561

Gas Utilities 0.0%

LBC Tank Terminals Holding Netherlands BV (S)	6.875	05-15-23	755,000	784,256

Independent Power Producers & Energy Traders 0.6%

AES Corp.	4.875	05-15-23	555,000	545,288

Dynegy, Inc. (S)	5.875	06-01-23	1,175,000	1,157,375

Exelon Generation Company LLC	4.250	06-15-22	2,805,000	2,909,147

Exelon Generation Company LLC	5.600	06-15-42	1,100,000	1,166,041

NRG Energy, Inc.	7.625	01-15-18	2,460,000	2,773,650

NRG Energy, Inc.	8.250	09-01-20	1,910,000	2,141,588

Multi-Utilities 0.6%

CMS Energy Corp.	5.050	03-15-22	4,439,000	5,019,022

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,915,000	4,151,858

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	2,010,000	2,183,363

Water Utilities 0.0%

Salton Sea Funding Corp., Series F	7.475	11-30-18	561,139	585,597

22	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government & Agency Obligations 24.0%			$469,743,046

(Cost $471,879,704)

U.S. Government 7.6%				148,979,643

U.S. Treasury
Bond	3.125	02-15-43	57,065,000	55,424,381
Note	1.750	05-15-23	43,902,000	42,372,279
Note	2.625	08-15-20	43,510,000	46,633,887
Strip, PO	2.704	11-15-30	7,940,000	4,549,096

U.S. Government Agency 16.4%				320,763,403

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500	05-01-42	11,986,954	12,424,758
30 Yr Pass Thru	3.500	06-01-42	13,128,585	13,608,086
30 Yr Pass Thru	4.500	11-01-39	10,249,724	10,870,842
30 Yr Pass Thru	5.000	04-01-41	4,705,785	5,040,869
30 Yr Pass Thru	6.500	06-01-37	89,625	100,261
30 Yr Pass Thru	6.500	10-01-37	213,343	238,262
30 Yr Pass Thru	6.500	11-01-37	454,480	507,564
30 Yr Pass Thru	6.500	12-01-37	212,982	237,859
30 Yr Pass Thru	6.500	02-01-38	117,910	131,609
30 Yr Pass Thru	6.500	09-01-39	3,774,687	4,213,219

Federal National Mortgage Association
15 Yr Pass Thru	3.500	02-01-26	1,521,054	1,600,759
15 Yr Pass Thru	3.500	03-01-26	12,883,943	13,559,074
15 Yr Pass Thru	4.000	12-01-24	8,205,043	8,814,972
30 Yr Pass Thru	3.000	09-01-27	9,871,302	10,289,967
30 Yr Pass Thru	3.000	10-01-42	8,398,776	8,464,566
30 Yr Pass Thru	3.000	12-01-42	4,383,971	4,418,997
30 Yr Pass Thru	3.000	01-01-43	15,799,911	15,923,677
30 Yr Pass Thru	3.000	01-01-43	524,440	528,548
30 Yr Pass Thru	3.000	02-01-43	236,959	238,815
30 Yr Pass Thru	3.500	06-01-42	7,364,159	7,646,356
30 Yr Pass Thru	3.500	08-01-42	12,328,653	12,803,019
30 Yr Pass Thru	4.000	11-01-40	2,914,100	3,103,175
30 Yr Pass Thru	4.000	09-01-41	9,399,621	10,103,492
30 Yr Pass Thru	4.000	09-01-41	16,007,135	17,125,760
30 Yr Pass Thru	4.000	10-01-41	4,476,388	4,792,009
30 Yr Pass Thru	4.500	02-01-41	17,653,161	18,864,058
30 Yr Pass Thru	4.500	06-01-41	18,673,741	20,234,750
30 Yr Pass Thru	4.500	07-01-41	8,159,656	8,841,753
30 Yr Pass Thru	5.000	11-01-33	1,088,632	1,178,912
30 Yr Pass Thru	5.000	10-01-34	1,155,422	1,251,241
30 Yr Pass Thru	5.000	09-01-40	11,243,016	12,115,668
30 Yr Pass Thru	5.000	09-01-40	12,107,314	13,425,403
30 Yr Pass Thru	5.000	02-01-41	8,035,979	9,006,260
30 Yr Pass Thru	5.000	03-01-41	9,187,309	10,256,411
30 Yr Pass Thru	5.000	04-01-41	3,133,624	3,491,421
30 Yr Pass Thru	5.000	04-01-41	14,063,010	15,242,435
30 Yr Pass Thru	5.500	05-01-35	5,553,559	6,083,345
30 Yr Pass Thru	5.500	04-01-36	1,451,549	1,575,959
30 Yr Pass Thru	5.500	05-01-36	6,303,506	6,851,648
30 Yr Pass Thru	5.500	01-01-39	5,222,597	5,662,056
30 Yr Pass Thru	6.000	02-01-37	1,513,861	1,660,512
30 Yr Pass Thru	6.000	05-01-37	632,743	689,292
30 Yr Pass Thru	6.000	07-01-38	5,621,363	6,171,188
30 Yr Pass Thru	6.500	01-01-39	7,266,165	8,111,712
30 Yr Pass Thru	6.500	03-01-39	407,047	454,941
30 Yr Pass Thru	6.500	06-01-39	2,507,944	2,807,923

See notes to financial statements	Annual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Foreign Government Obligations 0.2%				$2,921,600

(Cost $3,185,423)

Argentina 0.2%				2,921,600

City of Buenos Aires (S)	9.950	03-01-17	3,320,000	2,921,600

Convertible Bonds 0.1%				$1,150,025

(Cost $702,974)

Consumer Discretionary 0.1%				1,150,025

Media 0.1%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	586,000	1,150,025

Municipal Bonds 0.1%				$1,894,382

(Cost $1,740,106)

State of Illinois, GO	5.100	06-01-33	1,880,000	1,894,382

Term Loans (M) 0.6%				$12,248,405

(Cost $12,079,104)

Consumer Discretionary 0.2%				3,689,852

Auto Components 0.0%

Tower Automotive Holdings USA LLC	5.750	04-16-20	475,000	480,334

Hotels, Restaurants & Leisure 0.2%

CCM Merger, Inc.	5.000	03-01-17	690,341	695,519

Kalispel Tribal Economic Authority	7.500	02-24-17	2,266,331	2,260,666

Multiline Retail 0.0%

JC Penney Corp., Inc.	6.000	04-30-18	250,000	253,333

Financials 0.1%				2,603,545

Capital Markets 0.1%

Walter Investment Management Corp.	5.750	11-28-17	1,951,234	1,972,698

Real Estate Investment Trusts 0.0%

iStar Financial, Inc.	4.500	09-28-17	623,059	630,847

Industrials 0.1%				2,606,218

Aerospace & Defense 0.0%

WP CPP Holdings LLC	4.750	12-27-19	997,500	1,006,228

Airlines 0.1%

Delta Air Lines, Inc.	4.000	10-18-18	1,596,000	1,599,990

Materials 0.1%				1,448,962

Metals & Mining 0.1%

Fortescue Metals Group Finance PTY, Ltd.	5.250	10-18-17	1,442,750	1,448,962

Telecommunication Services 0.0%				500,994

Wireless Telecommunication Services 0.0%

Cricket Communications, Inc.	4.750	10-10-19	498,750	500,994

Utilities 0.1%				1,398,834

Electric Utilities 0.1%

La Frontera Generation LLC	4.500	09-30-20	1,400,000	1,398,834

24	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Capital Preferred Securities 1.2%				$22,641,888

(Cost $21,423,829)

Financials 1.2%				22,641,888

Capital Markets 0.2%

State Street Capital Trust IV (P)	1.280	06-15-37	4,580,000	3,858,650

Commercial Banks 0.5%

Allfirst Preferred Capital Trust (P)	1.777	07-15-29	1,305,000	1,070,100

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	5,175,000	5,187,938

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	1,200,000	1,375,500

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,941,200

Insurance 0.5%

MetLife Capital Trust IV (7.875% to 12-15-37
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-67	960,000	1,212,000

MetLife Capital Trust X (9.250% to 4-8-33,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	2,050,000	2,900,750

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	2,800,000	3,052,000

ZFS Finance USA Trust V (6.500% to 5-9-17,
then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	1,875,000	2,043,750

Collateralized Mortgage Obligations 16.7%			$327,103,272

(Cost $310,398,618)

Commercial & Residential 12.2%				238,240,097

American Home Mortgage Assets LLC
Series 2006-6, Class A1A (P)	0.383	12-25-46	1,938,117	1,354,781
Series 2006-6, Class XP IO	1.941	12-25-46	23,394,319	1,871,007

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.413	06-25-45	4,463,916	4,115,592

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	3,200,000	3,706,256

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.764	05-10-45	4,815,000	5,338,135
Series 2006-4, Class AM	5.675	07-10-46	5,675,000	6,351,176
Series 2006-3, Class A4 (P)	5.889	07-10-44	3,935,000	4,403,348

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.893	01-25-35	3,462,352	3,420,901
Series 2005-5, Class 1A4 (P)	0.753	07-25-35	3,377,136	3,204,572

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	2,597,607	2,705,768

Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.743	03-15-49	4,400,000	4,889,641

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.219	07-15-44	1,230,000	1,259,658

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12-10-49	6,345,000	7,349,045
Series 2012-CR2, Class XA IO	1.960	08-15-45	19,941,416	2,461,110
Series 2012-CR5, Class XA IO	1.944	12-10-45	28,376,083	3,378,967
Series 2012-LC4, Class B (P)	4.934	12-10-44	1,955,000	2,166,592
Series 2012-LC4, Class C (P)	5.648	12-10-44	4,110,000	4,685,684

See notes to financial statements	Annual report | Bond Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.334	12-05-31	1,515,000	$1,547,609
Series 2013-ESHM, Class M (S)	7.625	12-05-19	2,900,000	3,018,973

Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05-05-27	1,555,000	1,611,289
Series 2012-FBLU, Class D (S)	5.007	05-05-27	2,300,000	2,372,894

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.551	08-19-34	2,741,657	2,692,852

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.860	07-10-38	3,325,000	3,693,018

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.798	11-08-29	3,685,000	3,731,162

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.654	09-25-35	4,573,590	4,553,466
Series 2004-9, Class B1 (P)	3.191	08-25-34	1,605,793	872,278
Series 2006-AR1, Class 3A1 (P)	2.992	01-25-36	2,564,762	2,261,097

HarborView Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.050	01-19-35	16,194,114	1,223,739
Series 2005-8, Class 1X IO	2.199	09-19-35	12,871,847	1,031,009
Series 2005-9, Class 2A1C (P)	0.648	06-20-35	5,344,083	5,057,116
Series 2005-11, Class X IO	2.059	08-19-45	10,073,507	541,922
Series 2007-3, Class ES IO	0.350	05-19-47	62,622,586	438,358
Series 2007-4, Class ES IO	0.350	07-19-47	70,475,853	493,331
Series 2007-6, Class ES IO (S)	0.342	08-19-37	52,477,458	367,342

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.983	10-25-36	25,814,066	2,038,279
Series 2005-AR18, Class 2X IO	1.626	10-25-36	40,708,848	1,979,806

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.243	12-15-44	5,840,000	6,359,380
Series 2006-LDP7, Class AM (P)	5.861	04-15-45	4,245,000	4,722,541
Series 2006-LDP9, Class AM	5.372	05-15-47	6,725,000	7,268,790
Series 2007-CB18, Class A4	5.440	06-12-47	5,850,000	6,580,917
Series 2007-LD12, Class AM (P)	6.001	02-15-51	5,600,000	6,348,636
Series 2007-LDPX Class AM (P)	5.464	01-15-49	6,175,000	6,566,736
Series 2012-HSBC Class XA IO (S)	1.431	07-05-32	20,100,000	2,234,437
Series 2012-PHH, Class D (P)(S)	3.467	10-15-25	1,575,000	1,598,074
Series 2013-JWRZ, Class D (P)(S)	3.184	04-15-30	3,095,000	3,156,174

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	6,124,000	6,858,096

Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.393	09-25-37	1,039,471	522,896
Series 2007-3, Class M2 (P)	3.393	09-25-37	346,800	34,892
Series 2007-3, Class M3 (P)	3.393	09-25-37	117,172	3,592

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.189	02-15-46	1,410,000	1,429,988

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	3,500,000	3,871,599
Series 2006-HQ8, Class AM (P)	5.465	03-12-44	5,300,000	5,835,592
Series 2007-IQ13, Class A4	5.364	03-15-44	5,575,000	6,276,775

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.523	05-25-35	3,347,647	3,229,141

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	5,845,000	5,790,197

26	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.444	12-25-45	26,723,680	$1,417,536

Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P)(S)	2.220	10-25-57	2,382,829	2,466,461
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	1,520,000	1,542,125

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.618	03-25-33	1,468,316	1,049,656

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.793	03-25-44	3,414,643	3,446,389

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	2,220,000	2,386,191
Series 2012-C1, Class C (P)(S)	5.535	05-10-45	1,580,000	1,749,166

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.813	05-10-63	27,772,933	2,810,093

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	1,810,000	1,998,716

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.502	01-25-45	34,740,430	1,809,483
Series 2005-AR13, Class X IO	1.487	10-25-45	112,809,881	6,358,506
Series 2005-AR19, Class A1A2 (P)	0.483	12-25-45	4,949,543	4,616,568
Series 2005-AR2, Class 2A1B (P)	0.563	01-25-45	1,952,928	1,775,016
Series 2005-AR2, Class 2A3 (P)	0.543	01-25-45	2,761,248	2,556,364
Series 2005-AR2, Class X IO	1.620	01-25-45	51,754,551	2,727,242
Series 2005-AR6, Class X IO	1.633	04-25-45	33,548,659	2,200,742
Series 2005-AR8, Class 2AB2 (P)	0.613	07-25-45	4,893,046	4,565,946
Series 2005-AR8, Class X IO	1.625	07-25-45	45,763,649	2,798,461

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P)(S)	3.550	04-16-35	2,850,000	2,433,014

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.669	04-25-35	2,438,084	2,424,920

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.275	11-15-45	30,532,432	4,231,276

U.S. Government Agency 4.5%				88,863,175

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	11,764,717	2,341,884
Series 3581, Class IO	6.000	10-15-39	1,363,259	185,151
Series 3623, Class LI IO	4.500	01-15-25	1,214,847	90,730
Series 3630, Class BI IO	4.000	05-15-27	460,474	15,951
Series 3794, Class PI IO	4.500	02-15-38	2,525,534	262,291
Series 3908, Class PA	4.000	06-15-39	2,911,468	3,079,090
Series 4060, Class HC	3.000	03-15-41	6,169,576	6,496,570
Series 4065, Class QA	3.000	08-15-41	4,355,374	4,542,067
Series 4068, Class AP	3.500	06-15-40	6,575,982	6,957,520
Series 4077, Class IK IO	5.000	07-15-42	5,547,071	1,332,755
Series 4136, Class IH IO	3.500	09-15-27	18,309,092	2,840,795
Series K017, Class X1 IO	1.452	12-25-21	14,924,906	1,434,209
Series K018, Class X1 IO	1.462	01-25-22	19,926,401	1,926,624
Series K021, Class X1 IO	1.514	06-25-22	4,698,912	506,289
Series K022, Class X1 IO	1.308	07-25-22	36,644,066	3,437,726
Series K708, Class X1 IO	1.512	01-25-19	30,748,870	2,300,846
Series K709, Class X1 IO	1.545	03-25-19	17,390,002	1,343,778
Series K710, Class X1 IO	1.784	05-25-19	14,079,665	1,280,743
Series K711, Class X1 IO	1.711	07-25-19	49,908,345	4,431,711

See notes to financial statements	Annual report | Bond Fund	27

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08-25-19	1,876,831	$158,281
Series 2009-50, Class GI IO	5.000	05-25-39	3,259,364	362,485
Series 2009-78, Class IB IO	5.000	06-25-39	4,271,317	407,238
Series 2009-109, Class IW IO	4.500	04-25-38	1,808,980	140,982
Series 2010-14, Class AI IO	4.000	08-25-27	1,245,164	43,016
Series 2010-36, Class BI IO	4.000	03-25-28	1,323,084	57,161
Series 2011-146, Class MA	3.500	08-25-41	5,136,286	5,477,951
Series 2012-19, Class JA	3.500	03-25-41	8,479,698	9,143,447
Series 2012-67, Class KG	3.500	02-25-41	2,014,471	2,203,199
Series 2012-110, Class MA	3.000	07-25-41	7,362,009	7,834,724
Series 2012-118, Class IB IO	3.500	11-25-42	8,548,316	1,963,813
Series 2012-137, Class QI IO	3.000	12-25-27	17,690,881	2,523,404
Series 2012-137, Class WI IO	3.500	12-25-32	12,591,313	2,497,182
Series 398, Class C3 IO	4.500	05-25-39	1,537,815	181,334
Series 401, Class C2 IO	4.500	06-25-39	1,319,525	168,219
Series 402, Class 3 IO	4.000	11-25-39	2,198,546	318,055
Series 402, Class 4 IO	4.000	10-25-39	3,513,782	353,768
Series 402, Class 7 IO	4.500	11-25-39	3,406,350	378,642
Series 407, Class 7 IO	5.000	03-25-41	3,007,728	473,100
Series 407, Class 8 IO	5.000	03-25-41	1,482,564	209,527
Series 407, Class 15 IO	5.000	01-25-40	3,912,015	476,505
Series 407, Class 16 IO	5.000	01-25-40	717,573	81,090
Series 407, Class 17 IO	5.000	01-25-40	718,012	90,314
Series 407, Class 21 IO	5.000	01-25-39	2,406,707	280,568
Series 407, Class C6 IO	5.500	01-25-40	8,024,889	1,390,536

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	3,030,110	168,296
Series 2012-114, Class IO	1.028	01-16-53	11,556,306	1,114,814
Series 2013-42, Class IA IO	3.500	03-20-43	16,746,256	2,327,296
Series 2013-42, Class YI IO	3.500	03-20-43	23,257,905	3,231,498

Asset Backed Securities 7.2%			$140,534,016

(Cost $131,625,965)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.323	10-25-36	2,010,989	1,093,111
Series 2006-ASP5, Class A2C (P)	0.373	10-25-36	1,687,697	923,233
Series 2006-ASP5, Class A2D (P)	0.453	10-25-36	3,237,475	1,788,074

ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.643	05-25-35	2,419,980	2,317,351

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.553	09-25-34	1,658,322	1,629,449
Series 2005-4, Class M1 (P)	0.643	10-25-35	4,810,000	4,242,814

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.643	03-25-35	1,982,482	1,952,565
Series 2005-R3, Class M2 (P)	0.663	05-25-35	2,840,000	2,646,017

Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.273	01-25-34	1,705,622	1,662,893
Series 2004-W6, Class M1 (P)	0.743	05-25-34	2,195,144	2,153,992
Series 2006-M2, Class A2C (P)	0.343	09-25-36	8,700,957	3,742,473

Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06-25-35	1,639,732	1,660,276
Series 2005-HE1, Class M1 (P)	0.613	03-25-35	2,876,841	2,772,987

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.393	01-25-36	2,981,546	2,817,561

28	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.543	02-28-41	1,010,170	$1,002,084

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.433	07-25-36	4,193,708	3,904,233

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.643	05-25-35	2,734,753	2,654,056

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	6.013	06-25-37	1,980,393	2,007,261

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	7,775,000	8,132,720

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	152,713	152,242

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02-25-35	3,098,800	3,246,718
Series 2006-3, Class 2A2 (P)	0.373	06-25-36	1,784,668	1,715,065

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.633	04-25-36	3,327,660	3,265,103

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.663	05-25-36	3,245,000	3,138,275

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	5,686,344	6,308,026

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.653	11-25-35	3,350,000	3,152,303

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.958	06-25-35	2,500,000	2,382,150

GSAA Trust
Series 2005-10, Class M3 (P)	0.743	06-25-35	4,265,000	3,970,523

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.673	11-25-35	3,235,000	3,163,859
Series 2005-6, Class M1 (P)	0.663	12-25-35	1,810,000	1,774,227

Home Equity Mortgage Loan
Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.563	10-25-35	3,212,500	3,031,871

Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12-20-18	84,299	84,299

Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.893	08-25-37	1,478,379	1,436,498

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.943	09-25-35	2,074,762	1,944,461

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.343	06-25-36	2,875,249	2,073,150

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.643	03-25-35	3,195,000	3,094,195
Series 2005-3, Class M1 (P)	0.673	07-25-35	1,715,000	1,687,671

NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.273	03-25-35	5,869,023	5,856,986

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.823	02-25-35	6,525,423	6,515,622
Series 2005-WCH1, Class M2 (P)	0.713	01-25-36	5,813,470	5,701,724

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.063	01-25-35	2,555,000	2,531,793

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.613	03-25-35	2,855,000	2,684,928

See notes to financial statements	Annual report | Bond Fund	29

		Maturity
	Rate (%)	date	Par value^	Value
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	739,084	$741,223
Series 2005-2, Class AF4	4.934	08-25-35	2,680,000	2,610,435

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,732,714	3,017,209

Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.373	05-25-36	1,452,757	1,380,665

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.493	12-25-36	6,930,000	6,651,982

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	3,186,636	3,227,467
Series 2012-3A, Class A (S)	2.500	03-20-25	2,396,141	2,412,614
Series 2012-3A, Class B (S)	4.500	03-20-25	707,194	717,582
Series 2013-1A, Class B (S)	3.750	08-20-25	1,760,000	1,760,000

			Shares	Value
Preferred Securities 1.2%				$24,076,876

(Cost $22,603,491)

Consumer Staples 0.1%				2,167,337

Food & Staples Retailing 0.1%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			23,250	2,167,337

Financials 0.8%				16,667,681

Capital Markets 0.1%

The Goldman Sachs Group, Inc., 5.500%			85,725	2,202,061

Commercial Banks 0.5%

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%)			106,775	2,910,687

Regions Financial Corp., 6.375%			102,790	2,603,671

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)			85,150	2,282,020

Wells Fargo & Company, Series L, 7.500%			1,342	1,684,210

Consumer Finance 0.1%

Ally Financial, Inc., 7.300%			48,470	1,230,169

Discover Financial Services, 6.500%			60,000	1,569,000

Diversified Financial Services 0.1%

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)			16,000	449,440

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)			65,230	1,736,423

Industrials 0.2%				3,202,049

Aerospace & Defense 0.1%

United Technologies Corp., 7.500%			31,265	1,886,530

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%			27,300	1,315,519

Materials 0.0%				355,577

Metals & Mining 0.0%

ArcelorMittal, 6.000%			16,860	355,577

30	Bond Fund | Annual report	See notes to financial statements

	Shares	Value
Utilities 0.1%		$1,684,232

Electric Utilities 0.1%

Duke Energy Corp., 5.125%	60,035	1,496,072

PPL Corp., 8.750%	3,500	188,160

	Par value	Value
Short-Term Investments 1.0%		$19,670,000

(Cost $19,670,000)

Repurchase Agreement 1.0%		19,670,000

Barclays Tri-Party Repurchase Agreement dated 5-31-13 at 0.060%
to be repurchased at $6,428,032 on 6-3-13, collateralized by
$6,392,800 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at
$6,556,616, including interest)	$6,428,000	6,428,000

Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $13,242,011 on 6-3-13, collateralized by $13,385,000 U.S. Treasury Notes, 0.875% due 2-28-17 (valued
at $13,510,484, including interest)	13,242,000	13,242,000

Total investments (Cost $1,865,875,354)† 99.3%	$1,939,330,690

Other assets and liabilities, net 0.7%		$14,645,443

Total net assets 100.0%	$1,953,976,133

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund.

^ All par values are denominated in U.S. Dollars unless otherwise indicated.

BRL Brazilian Real

GO General Obligation

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield at end of period.

USGG U.S. Generic Government Yield Index

(C) Security purchased on a when-issued or delayed delivery.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $434,987,531 or 22.3% of the Fund’s net assets as of 5-31-13.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,869,794,946. Net unrealized appreciation aggregated $69,535,744, of which $94,037,710 related to appreciated investment securities and $24,501,966 related to depreciated investment securities.

See notes to financial statements	Annual report | Bond Fund	31

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 5-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,865,875,354)	$1,939,330,690
Cash	247
Cash held at broker for futures contracts	791,775
Receivable for investments sold	3,017,847
Receivable for fund shares sold	8,225,885
Dividends and interest receivable	19,211,239
Other receivables and prepaid expenses	127,345

Total assets	1,970,705,028

Liabilities

Payable for investments purchased	8,908,471
Payable for delayed delivery securities purchased	1,390,000
Payable for fund shares repurchased	4,979,979
Payable for futures variation margin	64,688
Distributions payable	626,277
Payable to affiliates
Accounting and legal services fees	59,940
Transfer agent fees	253,282
Distribution and service fees	166,780
Trustees’ fees	49,162
Other liabilities and accrued expenses	230,316

Total liabilities	16,728,895

Net assets	$1,953,976,133

Net assets consist of

Paid-in capital	$1,873,338,585
Undistributed net investment income	3,801,967
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	3,872,164
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	72,963,417

Net assets	$1,953,976,133

32	Bond Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,434,021,488 ÷ 87,603,152 shares)[1]	$16.37
Class B ($43,568,483 ÷ 2,661,773 shares)[1]	$16.37
Class C ($195,038,625 ÷ 11,913,999 shares)[1]	$16.37
Class I ($276,658,998 ÷ 16,899,107 shares)	$16.37
Class R2 ($2,065,060 ÷ 126,064 shares)	$16.38
Class R6 ($2,623,479 ÷ 160,148 shares)	$16.38

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$17.14

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Bond Fund	33

FINANCIAL STATEMENTS

Statement of operations For the year ended 5-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$78,513,126
Dividends	1,278,050
Securities lending	20,983

Total investment income	79,812,159

Expenses

Investment management fees	7,841,466
Distribution and service fees	5,759,589
Accounting and legal services fees	322,924
Transfer agent fees	2,839,113
Trustees’ fees	97,302
State registration fees	185,506
Printing and postage	136,220
Professional fees	144,869
Custodian fees	159,059
Registration and filing fees	111,698
Other	39,585

Total expenses	17,637,331
Less expense reductions	(829,607)

Net expenses	16,807,724

Net investment income	63,004,435

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	19,514,695
Investments in affiliated issuers	1,601
Futures contracts	(163,933)
Foreign currency transactions	(2,992)
19,349,371
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	34,397,731
Futures contracts	(482,312)
Translation of assets and liabilities in foreign currencies	(3,637)
33,911,782
Net realized and unrealized gain	53,261,153

Increase in net assets from operations	$116,265,588

34	Bond Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-13	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$63,004,435	$53,583,466
Net realized gain	19,349,371	14,531,688
Change in net unrealized appreciation (depreciation)	33,911,782	(6,055,090)

Increase in net assets resulting from operations	116,265,588	62,060,064

Distributions to shareholders
From net investment income
Class A	(53,420,052)	(48,082,010)
Class B	(1,524,202)	(1,350,772)
Class C	(5,484,474)	(3,924,487)
Class I	(9,174,395)	(4,407,508)
Class R2	(22,100)	(1,228)
Class R6	(110,196)	(15,017)
From net realized gain
Class A	(2,677,938)	(839,265)
Class B	(92,529)	(27,704)
Class C	(331,835)	(81,124)
Class I	(432,679)	(65,359)
Class R2	(228)	—
Class R6	(5,437)	(87)

Total distributions	(73,276,065)	(58,794,561)

From Fund share transactions	572,779,681	250,252,179

Total increase	615,769,204	253,517,682

Net assets

Beginning of year	1,338,206,929	1,084,689,247

End of year	$1,953,976,133	$1,338,206,929

Undistributed net investment income	$3,801,967	$1,173,676

See notes to financial statements	Annual report | Bond Fund	35

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$15.86	$15.86	$15.00	$12.96	$14.31
Net investment income[1]	0.63	0.72	0.81	0.97	0.87
Net realized and unrealized gain (loss) on investments	0.61	0.08	0.92	2.05	(1.34)
Total from investment operations	1.24	0.80	1.73	3.02	(0.47)
Less distributions
From net investment income	(0.70)	(0.79)	(0.87)	(0.98)	(0.88)
From net realized gain	(0.03)	(0.01)	—	—	—
Total distributions	(0.73)	(0.80)	(0.87)	(0.98)	(0.88)
Net asset value, end of period	$16.37	$15.86	$15.86	$15.00	$12.96
Total return (%)[2,3]	7.93	5.21	11.78	23.83	(3.02)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,434	$1,061	$912	$819	$686
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.06	1.05	1.08	1.16[4]
Expenses net of fee waivers and credits	0.98	1.02	1.05	1.07	1.16[4]
Net investment income	3.84	4.63	5.24	6.71	6.71
Portfolio turnover (%)	72	76	73	88	90

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$15.86	$15.86	$15.00	$12.95	$14.31
Net investment income[1]	0.51	0.61	0.70	0.86	0.77
Net realized and unrealized gain (loss) on investments	0.61	0.08	0.92	2.07	(1.34)
Total from investment operations	1.12	0.69	1.62	2.93	(0.57)
Less distributions
From net investment income	(0.58)	(0.68)	(0.76)	(0.88)	(0.79)
From net realized gain	(0.03)	(0.01)	—	—	—
Total distributions	(0.61)	(0.69)	(0.76)	(0.88)	(0.79)
Net asset value, end of period	$16.37	$15.86	$15.86	$15.00	$12.95
Total return (%)[2,3]	7.18	4.48	11.00	23.05	(3.77)

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$37	$28	$25	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	1.76	1.75	1.78	1.86[4]
Expenses net of fee waivers and credits	1.68	1.72	1.75	1.77	1.86[4]
Net investment income	3.15	3.92	4.53	6.01	5.96
Portfolio turnover (%)	72	76	73	88	90

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

36	Bond Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$15.87	$15.86	$15.00	$12.96	$14.31
Net investment income[1]	0.51	0.61	0.70	0.86	0.78
Net realized and unrealized gain (loss) on investments	0.60	0.09	0.92	2.06	(1.34)
Total from investment operations	1.11	0.70	1.62	2.92	(0.56)
Less distributions
From net investment income	(0.58)	(0.68)	(0.76)	(0.88)	(0.79)
From net realized gain	(0.03)	(0.01)	—	—	—
Total distributions	(0.61)	(0.69)	(0.76)	(0.88)	(0.79)
Net asset value, end of period	$16.37	$15.87	$15.86	$15.00	$12.96
Total return (%)[2,3]	7.11	4.55	11.00	22.98	(3.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$195	$116	$71	$40	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.77	1.75	1.78	1.86[4]
Expenses net of fee waivers and credits	1.67	1.72	1.75	1.77	1.86[4]
Net investment income	3.12	3.91	4.50	5.98	6.02
Portfolio turnover (%)	72	76	73	88	90

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$15.87	$15.86	$14.99	$12.96	$14.31
Net investment income[1]	0.68	0.78	0.88	1.03	0.93
Net realized and unrealized gain (loss) on investments	0.61	0.09	0.92	2.05	(1.35)
Total from investment operations	1.29	0.87	1.80	3.08	(0.42)
Less distributions
From net investment income	(0.76)	(0.85)	(0.93)	(1.05)	(0.93)
From net realized gain	(0.03)	(0.01)	—	—	—
Total distributions	(0.79)	(0.86)	(0.93)	(1.05)	(0.93)
Net asset value, end of period	$16.37	$15.87	$15.86	$14.99	$12.96
Total return (%)[2]	8.27	5.70	12.33	24.31	(2.60)

Ratios and supplemental data

Net assets, end of period (in millions)	$277	$123	$74	$30	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.67	0.62	0.63	0.70[3]
Expenses net of fee waivers and credits	0.60	0.62	0.62	0.63	0.70[3]
Net investment income	4.19	4.99	5.64	7.13	7.22
Portfolio turnover (%)	72	76	73	88	90

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Bond Fund	37

CLASS R2 SHARES Period ended	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$15.87	$15.80
Net investment income[2]	0.62	0.17
Net realized and unrealized gain on investments	0.64	0.09
Total from investment operations	1.26	0.26
Less distributions
From net investment income	(0.72)	(0.19)
From net realized gain	(0.03)	—
Total distributions	(0.75)	(0.19)
Net asset value, end of period	$16.38	$15.87
Total return (%)[3]	8.09	1.68[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	0.86[6]
Expenses net of fee waivers and credits	0.98	0.80[6]
Net investment income	3.88	4.28[6]
Portfolio turnover (%)	72	76[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

CLASS R6 SHARES Period ended	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$15.87	$15.55
Net investment income[2]	0.70	0.57
Net realized and unrealized gain on investments	0.61	0.40
Total from investment operations	1.31	0.97
Less distributions
From net investment income	(0.77)	(0.64)
From net realized gain	(0.03)	(0.01)
Total distributions	(0.80)	(0.65)
Net asset value, end of period	$16.38	$15.87
Total return (%)[3]	8.42	6.38[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.63[5]
Expenses net of fee waivers and credits	0.52	0.57[5]
Net investment income	4.30	5.04[5]
Portfolio turnover (%)	72	76[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

38	Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions, certain investors and certain 529 plans. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

Annual report | Bond Fund	39

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$917,347,180	—	$914,720,197	$2,626,983
U.S. Government & Agency
Obligations	469,743,046	—	469,743,046	—
Foreign Government
Obligations	2,921,600	—	2,921,600	—
Convertible Bonds	1,150,025	—	1,150,025	—
Municipal Bonds	1,894,382	—	1,894,382	—
Term Loans	12,248,405	—	12,248,405	—
Capital Preferred Securities	22,641,888	—	22,641,888	—
Collateralized Mortgage
Obligations	327,103,272	—	325,804,241	1,299,031
Asset Backed Securities	140,534,016	—	138,774,016	1,760,000
Preferred Securities	24,076,876	$18,391,959	5,684,917	—
Short-Term Investments	19,670,000	—	19,670,000	—

Total Investments in
Securities	$1,939,330,690	$18,391,959	$1,915,252,717	$5,686,014
Other Financial
Instruments:
Futures	($482,312)	($482,312)	—	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest

40	Bond Fund | Annual report

receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short-term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended May 31, 2013 were $2,275. For the year ended May 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | Bond Fund	41

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of, May 31, 2013 the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2013 and 2012 was as follows:

	MAY 31, 2013	MAY 31, 2012

Ordinary Income	$73,276,065	$57,781,022
Long-Term Capital Gain	—	$1,013,539

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2013, the components of distributable earnings on a tax basis consisted of $7,605,925 of undistributed ordinary income and $4,151,767 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

42	Bond Fund | Annual report

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the Fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2013, the Fund used futures contracts to manage duration of the portfolio. During the year ended May 31, 2013, the Fund held futures contracts with notional values ranging up to $21.0 million, as measured at each quarter end. The following table summarizes the contracts held at May 31, 2013.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION			APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

Ultra Long U.S.	138	Long	Sep 2013	$21,475,562	$20,993,250	($482,312)
Treasury Bond Futures

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for	Futures †	—	($482,312)
futures

† Reflects cumulative appreciation/depreciation on futures as disclosed in herein. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Annual report | Bond Fund	43

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain (loss)	($163,933)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in unrealized appreciation	($482,312)
	(depreciation)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.475% of the next $500,000,000 of the Fund’s average daily net assets, (c) 0.450% of the next $500,000,000 of the Fund’s average daily net assets, (d) 0.450% of the next $500,000,000 of the Fund’s average daily net assets, (e) 0.400% of the next $500,000,000 of the Fund’s average daily net assets, and (f) 0.350% of the Fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the Fund in order to reduce the total annual Fund operating expenses for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares by 0.05% of the Fund’s average daily net assets. Accordingly, these expense reductions amounted to $629,121, $21,432, $77,656, $99,940, $283 and $1,175 for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, for the year ended May 31, 2013. These fee waivers and/or expense reimbursements expire on September 30, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excludes certain expenses such as taxes, brokerage

44	Bond Fund | Annual report

commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.57% for Class R6 shares. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. For the year ended May 31, 2013, there were no reductions related to this agreement.

The investment management fees incurred for the year ended May 31, 2013 were equivalent to a net annual effective rate of 0.423% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,995,598 for the year ended May 31, 2013. Of this amount, $729,248 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,014,913 was paid as sales commissions to broker-dealers and $251,437 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2013, CDSCs received by the Distributor amounted to $6,956, $75,056 and $32,767 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

Annual report | Bond Fund	45

John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$3,773,581	$2,271,936
Class B	428,144	77,571
Class C	1,555,376	280,089
Class I	—	208,719
Class R2	2,488	147
Class R6	—	651

Total	$5,759,589	$2,839,113

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2013 and 2012 were as follows:

		Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	31,359,267	$513,399,559	17,261,878	$270,183,160
Distributions reinvested	3,107,572	50,865,272	2,714,480	42,442,158
Repurchased	(13,717,065)	(224,729,109)	(10,598,190)	(165,690,756)

Net increase	20,749,774	$339,535,722	9,378,168	$146,934,562

Class B shares

Sold	824,871	$13,396,156	1,035,630	$16,188,306
Distributions reinvested	75,797	1,240,109	62,614	979,149
Repurchased	(552,113)	(9,033,346)	(537,186)	(8,411,212)

Net increase	348,555	$5,602,919	561,058	$8,756,243

Class C shares

Sold	6,521,506	$106,789,726	3,942,885	$61,652,552
Distributions reinvested	296,969	4,863,774	182,225	2,851,353
Repurchased	(2,220,013)	(36,367,597)	(1,311,450)	(20,495,947)

Net increase	4,598,462	$75,285,903	2,813,660	$44,007,958

46	Bond Fund | Annual report

		Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	12,674,668	$207,444,253	6,362,267	$99,471,488
Distributions reinvested	464,023	7,607,505	183,139	2,868,620
Repurchased	(3,978,496)	(65,248,968)	(3,458,701)	(53,859,614)

Net increase	9,160,195	$149,802,790	3,086,705	$48,480,494

Class R2 shares[1]

Sold	120,858	$1,989,037	6,329	$100,000
Distributions reinvested	1,063	17,545	—	—
Repurchased	(2,186)	(36,129)	—	—

Net increase	119,735	$1,970,453	6,329	$100,000

Class R6 shares[2]

Sold	89,583	$1,469,475	131,747	$2,083,958
Distributions reinvested	6,742	110,443	689	10,926
Repurchased	(60,952)	(998,024)	(7,661)	(121,962)

Net increase	35,373	$581,894	124,775	$1,972,922

Net increase	35,012,094	$572,779,681	15,970,695	$250,252,179

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 5% and 4% of shares of beneficial interest of Class R2 and Class R6, respectively, on May 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $1,212,076,074 and $713,297,959, respectively, for the year ended May 31, 2013. Purchases and sales of U.S. Treasury obligations aggregated $523,389,407 and $447,852,606, respectively, for the year ended May 31, 2013.

Annual report | Bond Fund	47

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the “Fund”) at May 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 26, 2013

48	Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

Annual report | Bond Fund	49

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Bond Fund (the Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indexes; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreement, as well as information regarding the Advisor’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Fund, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality and extent of the services to be provided to John Hancock Fund portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

50	Bond Fund | Annual report

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s), review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Fund.

Investment performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Fund’s performance;

(b) considered the comparative performance of the Fund’s benchmark;

Annual report | Bond Fund	51

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the Fund outperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2012.

The Board concluded that the performance of the Fund has generally been in line with or outperformed the historical performance of comparable funds and the Fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, the Fund’s contractual and actual advisory fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered the Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing the Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board noted that net management fees for this Fund are equal to the peer group median and that total expenses for this Fund are higher than the peer group median.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the Fund, which is discussed further below. The Board also noted management’s discussion of the Fund’s expenses and that the Fund has a contractual fee waiver and/or expense reimbursement which reduces certain expenses of the Fund and that such waiver is not reflected in the comparative fee information. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the Fund is reasonable.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates of the Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the Fund on a cost basis pursuant to an administrative services agreement;

52	Bond Fund | Annual report

(f) noted that the Fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Fund;

(i) noted that the subadvisory fees for the Fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the Fund (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the Fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock Fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c) the Board also considered the effect of the Fund’s growth in size on its performance and fees. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

Annual report | Bond Fund	53

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Fund, which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Fund.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted

54	Bond Fund | Annual report

performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the Fund generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s benchmark and the Fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Bond Fund	55

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1987	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

56	Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	233

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Bond Fund	57

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer of Manulife Asset Management Limited (since 2013); Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

58	Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Bond Fund	59

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

60	Bond Fund | Annual report

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
jhfunds.com

This report is for the information of the shareholders of John Hancock Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	21A 5/13
MF146648	7/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective December 12, 2012, Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to December 12, 2012, Gregory A. Russo was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2013 and 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock Bond Fund	$49,122	$43,795

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2013	May 31, 2012

John Hancock Bond Fund	$737	$784

Amounts billed to control affiliates were $99,637 and $96,255 for the fiscal years ended May 31, 2013 and 2012, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2013 and 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock Bond Fund	$2,943	$2,857

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Fund	May 31, 2013	May 31, 2012

John Hancock Bond Fund	$2,200	$200

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Trust	May 31, 2013	May 31, 2012

John Hancock Sovereign Bond Fund	$2,841,066	$3,334,303

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective December 12, 2012, the members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

Prior to December 12, 2012, the members of the audit committee were as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	July 25, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 25, 2013